Goodwill (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 27, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 25, 2018 USD ($)	Oct. 01, 2018 USD ($)	Mar. 15, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill
Goodwill, Beginning Balance			$ 1,282,919	$ 1,311,253
Acquisition			44,779	21,527	$ 9,767
Transferred to Assets held for sale			(468)
Disposals				(49,349)
Impact of foreign currency fluctuations and other			815	(512)
Goodwill, Ending Balance	$ 1,328,045	$ 1,328,045	$ 1,328,045	$ 1,282,919	$ 1,311,253
Accumulated goodwill impairment							$ 0		$ 0				$ 0
Number of reporting unit | item			5	5	1
Impairment of Long-Lived Assets to be Disposed of		18,431	$ 18,431	$ 0	$ 0
Write down of goodwill			468
Goodwill acquired through business combinations	1,328,045	$ 1,328,045	$ 1,328,045	$ 1,282,919	$ 1,311,253		1,328,045		$ 1,282,919				$ 1,311,253
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations
Goodwill
Goodwill							$ 468
Impairment of Long-Lived Assets to be Disposed of	$ 18,431
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations | Subsequent Event
Goodwill
Total purchase price						$ 3,751
IP Management (IPM) Product Line
Goodwill
Goodwill											$ 49,349
IP Management (IPM) Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations
Goodwill
Total purchase price											100,130
Goodwill											$ 49,349
Darts-ip
Goodwill
Goodwill acquired through business combinations								$ 44,779
TrademarkVision
Goodwill
Goodwill acquired through business combinations										$ 19,205
Kopernio
Goodwill
Goodwill acquired through business combinations												$ 2,322